Balance Sheet Details (Narrative) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Balance Sheet Details [Abstract]
Inventory reserve	$ 128,000	$ 347,000
Sale of silver	20,000
Sale of silver held in inventory	58,000
Book value of silver sold	40,000
Gain on sale of silver	$ 20,000	$ 18,000